Pension and Postretirement Benefits - Asset Allocation (Detail) (USD $) In Thousands, unless otherwise specified		12 Months Ended							12 Months Ended
	Dec. 29, 2013 Successor [Member]	Dec. 29, 2013 Successor [Member] Postretirement [Member]	Dec. 29, 2013 Successor [Member] Equity Funds [Member]	Dec. 29, 2013 Successor [Member] Fixed Income Mutual Funds [Member]	Dec. 29, 2013 Successor [Member] Cash and Cash Equivalents [Member]	Dec. 29, 2013 Successor [Member] Other [Member]	Nov. 06, 2013 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member] Postretirement [Member]	Nov. 06, 2013 Predecessor [Member] Equity Funds [Member]	Dec. 30, 2012 Predecessor [Member] Equity Funds [Member]	Nov. 06, 2013 Predecessor [Member] Fixed Income Mutual Funds [Member]	Dec. 30, 2012 Predecessor [Member] Fixed Income Mutual Funds [Member]	Nov. 06, 2013 Predecessor [Member] Cash and Cash Equivalents [Member]	Dec. 30, 2012 Predecessor [Member] Cash and Cash Equivalents [Member]	Nov. 06, 2013 Predecessor [Member] Other [Member]	Dec. 30, 2012 Predecessor [Member] Other [Member]
Defined Benefit Plan Disclosure [Line Items]
APBO		$ 6,611							$ 7,092
Dollar	20,290		14,738	4,021	803	728	19,981	18,241		14,676	12,299	4,074	5,320	645	575	586	47
Dollar change		405							426
Percent change		6.50%							6.40%
APBO		5,863							6,308
Dollar change		$ (343)							$ (358)
Percent	100.00%	(5.50%)	73.00%	20.00%	4.00%	3.00%	100.00%	100.00%	(5.40%)	74.00%	67.00%	20.00%	29.00%	3.00%	3.00%	3.00%	1.00%